Supplementary Cash Flow Information - Summary of Supplementary Cash Flow Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Supplementary Cash Flow Information [Abstract]
Interest Paid	$ 381	$ 457	$ 564
Interest Received	5	12	19
Income Taxes Paid	$ 18	$ 17	$ 116